Other Investments - Schedule of Investment (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Financial Assets [Line Items]
Total other investments	$ 6,170	$ 5,791
Available-for-sale financial assets and held to maturity [Member]
Disclosure Of Financial Assets [Line Items]
Investment in equity and other securities	6,170	5,791
Total other investments	$ 6,170	$ 5,791